Off-balance Sheet Items - Schedule of Credit Exposure (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of credit risk exposure [abstract]
Agreed Commitments	$ 14,947,369	$ 17,223,135	$ 16,756,545
Export and Import Documentary Credits	1,080,047	2,005,839	1,198,508
Guarantees Granted	16,292,630	3,493,810	2,090,979
Responsibilities for Foreign Trade Transactions	$ 234,609	$ 674,101	$ 1,080,067